OTHER NON-CURRENT ASSETS	12 Months Ended
Sep. 30, 2012
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
13.	OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of September 30,
	2011	2012
	US$	US$
Long-term prepaid expenses	587	966
Rental deposits	129	125
Others	13	-

	729	1,091

Long-term prepaid expenses represent 1)prepaid service fee for obtaining government authorization to provide the ITAT program, an information technique application training program, for a period of ten years, and 2)golf club membership fee valid for a period of ten years. The amortization of the long term prepaid expenses was included in "cost of sales" and in "general and administrative expenses" respectively on the consolidated statements of operations.

Rental deposits represent office rental deposits for the Group's daily operations. These deposits are classified as non-current deposits since they will not be refunded within one year.